Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Jun. 30, 2014
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY [Abstract]
Additional Information: Condensed Financial Statements of Parent Company

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rule 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented except for the PRC withholding tax on its investments in China. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of June 30, 2013 and 2014, there were no material commitments or contingencies, significant provisions for long term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets of Parent Company

	As of June 30,
	2013	2014	2014
	RMB	RMB	US$ Note 3(d)
ASSETS
Current assets:
Cash and cash equivalents	15,385	528,627	85,213
Restricted cash	10,757	—	—
Amounts due from a related party	—	2,378	383
Amounts due from subsidiaries and VIEs	4,145	4,145	668
Prepayments and other current assets	4,099	329	53

Total current assets	34,386	535,479	86,317

Non-current assets:
Restricted cash	4,115	8,024	1,294
Investment in subsidiaries and VIEs	529,091	532,634	85,859

Total non-current assets	533,206	540,658	87,153

Total assets	567,592	1,076,137	173,470

	As of June 30,
	2013	2014	2014
	RMB	RMB	US$ Note 3(d)
LIABILITY, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank loan	212,259	—	—
Current portion of long-term bank loans	36,444	128,135	20,655
Amounts due to related parties	74,933	990	160
Amounts due to subsidiaries and VIEs	12,275	17,851	2,878
Salaries and welfare payable	96	96	15
Taxes payable	4,093	8,000	1,290
Accrued expenses and other current liabilities	7,082	21,857	3,523
Deferred tax liability	22,410	—	—

Total current liabilities	369,592	176,929	28,521

Non-current liabilities:
Long-term bank loans	162,864	291,044	46,915

Total liabilities	532,456	467,973	75,436

Commitments and contingencies
Mezzanine equity
Series B convertible preferred shares (US$0.01 par value; 4,013,203 and nil shares authorized as of June 30, 2013 and 2014, 257,166 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$126 and nil as of June 30, 2013 and 2014, respectively)	1,045	—	—
Series C convertible preferred shares (US$0.01 par value; 15,722,878 and nil shares authorized as of June 30, 2013 and 2014, 81,330 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$42 and nil as of June 30, 2013 and 2014, respectively)	344	—	—

Total mezzanine equity	1,389	—	—

Shareholders’ equity
Ordinary shares (US$0.01 par value; 159,051,299 and 2,000,000,000 shares authorized as of June 30, 2013 and 2014, 86,101,542 and 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) shares issued and outstanding as of June 30, 2013 and 2014, respectively)	5,480	6,799	1,096
Additional paid-in capital	794,362	1,330,038	214,397
Accumulated other comprehensive loss	(2,551)	(1,684)	(271)
Accumulated deficit	(763,544)	(726,989)	(117,188)

Total shareholders’ equity	33,747	608,164	98,034

Total liabilities, mezzanine equity and shareholders’ equity	567,592	1,076,137	173,470

Condensed Statements of Comprehensive Income of Parent Company

	For the Year Ended June 30,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$ Note 3(d)
Net revenues	—	—	—	—
Cost of services	(19)	—	—	—

Gross loss	(19)	—	—	—

Operating expenses	(1,290)	(7,160)	(238)	(38)

Loss from operations	(1,309)	(7,160)	(238)	(38)
Interest expenses, net	(2)	(6,291)	(9,342)	(1,506)
Other expenses, net	—	—	(2,161)	(348)

Loss before income taxes and investments in subsidiaries and VIEs	(1,311)	(13,451)	(11,741)	(1,892)
Income tax expenses	—	(22,410)	—	—
Share of income from investments in subsidiaries and VIEs	172,028	191,694	197,631	31,856

Net income	170,717	155,833	185,890	29,964
Less: Deemed dividend to a preferred shareholder	—	(265,032)	—	—
Income allocated to participating preferred shareholders	(166,764)	—	(708)	(114)

Net income /(loss) attributable to ordinary shareholders	3,953	(109,199)	185,182	29,850

Comprehensive income:
Net income	170,717	155,833	185,890	29,964
Foreign currency translation adjustment, net of tax	(555)	8,911	992	160

Total comprehensive income	170,162	164,744	186,882	30,124

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended June 30,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$ Note 3(d)
Net cash (used in)/provided by operating activities	(2,851)	4,523	193,153	31,135

Cash flows from investing activities:
Cash paid for a business acquisition	—	—	(96,804)	(15,604)
Release of restricted cash	—	—	14,872	2,397
Cash allocated to restricted cash	—	(14,872)	(8,024)	(1,294)

Net cash used in investing activities	—	(14,872)	(89,956)	(14,501)

Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	—	—	515,301	83,065
Proceeds from exercise of options	—	3,495	40,182	6,477
Repurchase of preferred shares	—	(423,867)	—	—
Dividends distributed to Zhaopin Limited’s shareholders	—	—	(147,650)	(23,801)
Proceeds of bank loans	—	427,007	423,185	68,216
Repayment of bank loans	—	—	(415,925)	(67,046)
Payment of bank loan facility transaction costs	—	(2,854)	(375)	(60)
Settlement of derivative instruments	—	—	(5,121)	(825)

Net cash provided by financing activities	—	3,781	409,597	66,026

Effect of foreign exchange rate changes on cash and cash equivalents	(555)	(783)	448	73

Net (decrease)/increase in cash and cash equivalents	(3,406)	(7,351)	513,242	82,733
Cash and cash equivalents, beginning of the year	26,142	22,736	15,385	2,480

Cash and cash equivalents, end of the year	22,736	15,385	528,627	85,213

Notes to the Condensed Financial Statements of Parent Company

(a)	The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rules 5-04 and 12-04.
(b)	The Company recorded its investment in its subsidiaries and VIEs under the equity method of accounting. Where the accumulated losses of the Company’s subsidiaries and VIEs exceeds the Company’s investment, the Company records accumulated losses in excess of its investment as a liability because a parent-subsidiary relationship exists. The Company recorded its share of the net income from the subsidiaries and VIEs as share of income from investments in subsidiaries and VIEs in its statements of comprehensive income.
(c)	The subsidiaries and VIEs did not pay any dividends to the Company for all years presented, except for the RMB224,100 of cash dividends distributed from Beijing Wangpin in October 2013. See Note 12 Taxation.
(d)	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
(e)	The Company did not have any significant commitments or contingencies, long-term obligations or guarantees as of June 30, 2014, except for those which have been separately disclosed in the consolidated financial statements, if any.